TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of Trade and Other Payables

(in thousands of $)	December 31, 2024	December 31, 2023
Trade payables	5,985	7,801
Accrued voyage expenses	51,799	43,766
Accrued ship operating expenses	14,296	17,687
Accrued administrative expenses	8,126	11,057
Deferred charter revenue	2,631	—
Other	15,975	17,921
Total current trade and other payables	98,812	98,232

Other	452	472
Total other non-current payables	452	472